UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2004
Check here if Amendment [x]; Amendment Number: 1
     This Amendment (Check only one.):  [x] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        January 19, 2005
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      89
Form 13F Information Table Value Total:      $118,176

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1507    18359 SH       SOLE                                      18359
Abbott Laboratories            COM              002824100     2424    51966 SH       SOLE                                      51966
Adobe Systems Inc              COM              00724F101     2366    37716 SH       SOLE                                      37716
Affiliated Computer            COM              008190100     1495    24831 SH       SOLE                                      24831
Aflac                          COM              001055102     1163    29196 SH       SOLE                                      29196
Alberto-Culver                 COM              013068101      306     6309 SH       SOLE                                       6309
Amer Intl Group                COM              026874107      957    14570 SH       SOLE                                      14570
American Pwr Convsn            COM              029066107      452    21100 SH       SOLE                                      21100
Amgen Inc.                     COM              031162100     1161    18104 SH       SOLE                                      18104
Apollo Group A                 COM              037604105      483     5988 SH       SOLE                                       5988
Automatic Data Proc            COM              053015103     1478    33321 SH       SOLE                                      33321
Autozone Inc                   COM              053332102     1321    14466 SH       SOLE                                      14466
BP PLC Spons Adr               COM              055622104     1992    34103 SH       SOLE                                      34103
BankAmerica Corp               COM              060505104      265     5634 SH       SOLE                                       5634
Becton Dickinson & Co          COM              075887109      471     8291 SH       SOLE                                       8291
Bed Bath & Beyond              COM              075896100     2195    55101 SH       SOLE                                      55101
Bemis Co                       COM              081437105     1352    46479 SH       SOLE                                      46479
Biomet Inc                     COM              090613100      882    20323 SH       SOLE                                      20323
Cheesecake Factory             COM              163072101      351    10800 SH       SOLE                                      10800
Cintas Corp                    COM              172908105     2188    49877 SH       SOLE                                      49877
Clarcor Inc                    COM              179895107      468     8544 SH       SOLE                                       8544
Columbia Bancorp               COM              197227101      336     9829 SH       SOLE                                       9829
Cousins Properties             COM              222795106      569    18796 SH       SOLE                                      18796
Cuno Inc.                      COM              126583103      343     5768 SH       SOLE                                       5768
Dover Corp                     COM              260003108     1780    42436 SH       SOLE                                      42436
Ecolab                         COM              278865100     1849    52642 SH       SOLE                                      52642
Emerson Electric Co            COM              291011104     2553    36413 SH       SOLE                                      36413
Equity Office                  COM              294741103      218     7478 SH       SOLE                                       7478
Expeditors Int'l Wash          COM              302130109     3143    56252 SH       SOLE                                      56252
Exxon Mobil Corp               COM              30231G102     2797    54565 SH       SOLE                                      54565
Fair Isaac & Co.               COM              303250104     1089    29695 SH       SOLE                                      29695
Fastenal Co                    COM              311900104     2017    32760 SH       SOLE                                      32760
Fifth Third BankCorp           COM              316773100      651    13759 SH       SOLE                                      13759
Fiserv Inc.                    COM              337738108     2023    50329 SH       SOLE                                      50329
Gannett Co                     COM              364730101     1710    20925 SH       SOLE                                      20925
General Electric Co            COM              369604103     1243    34058 SH       SOLE                                      34058
Golden West Fin'l              COM              381317106      686    11170 SH       SOLE                                      11170
Graco Inc                      COM              384109104     1465    39221 SH       SOLE                                      39221
Grainger (WW) Inc              COM              384802104      485     7285 SH       SOLE                                       7285
Health Mgmt Assoc              COM              421933102     1501    66050 SH       SOLE                                      66050
Home Depot                     COM              437076102     1743    40790 SH       SOLE                                      40790
Idexx Labs                     COM              45168D104     1226    22461 SH       SOLE                                      22461
Illinois Tool Works            COM              452308109     3103    33483 SH       SOLE                                      33483
Jefferson-Pilot Corp           COM              475070108      844    16237 SH       SOLE                                      16237
Johnson & Johnson              COM              478160104     3246    51184 SH       SOLE                                      51184
Johnson Controls               COM              478366107      619     9760 SH       SOLE                                       9760
Kimberly Clark                 COM              494368103      431     6547 SH       SOLE                                       6547
Kimco Realty Corp              COM              49446R109     1601    27606 SH       SOLE                                      27606
Kinder Morgan Energy Ptnrs LP  COM              494550106      741    16712 SH       SOLE                                      16712
Linear Technology Corp         COM              535678106     1304    33646 SH       SOLE                                      33646
Lowes Cos Inc                  COM              548661107     1052    18269 SH       SOLE                                      18269
MBNA Corp                      COM              55262l100     1577    55935 SH       SOLE                                      55935
Marshall & Ilsley Corp         COM              571834100      727    16458 SH       SOLE                                      16458
Maxim Integrated Prod          COM              57772K101      964    22747 SH       SOLE                                      22747
McCormick & Co                 COM              579780206     2975    77062 SH       SOLE                                      77062
McGraw-Hill Inc                COM              580645109     1164    12716 SH       SOLE                                      12716
Medtronic Inc                  COM              585055106     1551    31228 SH       SOLE                                      31228
Microchip Technology           COM              595017104      526    19771 SH       SOLE                                      19771
Microsoft Corp                 COM              594918104     1732    64808 SH       SOLE                                      64808
Minerals Techn                 COM              603158106     1298    19467 SH       SOLE                                      19467
Omnicom Group                  COM              681919106     2015    23898 SH       SOLE                                      23898
Patterson Companies, Inc.      COM              703395103     2125    48977 SH       SOLE                                      48977
Paychex Inc                    COM              704326107     1591    46689 SH       SOLE                                      46689
Praxair Inc                    COM              74005P104      582    13181 SH       SOLE                                      13181
Procter & Gamble Co            COM              742718109     2175    39493 SH       SOLE                                      39493
Prologis Tr                    COM              743410102      618    14254 SH       SOLE                                      14254
Qualcomm Inc                   COM              747525103     1455    34320 SH       SOLE                                      34320
RPM Inc                        COM              749685103      905    46020 SH       SOLE                                      46020
Royal Dutch Petrol             COM              780257804      211     3684 SH       SOLE                                       3684
Sigma-Aldrich Corp             COM              826552101     2593    42881 SH       SOLE                                      42881
Staples Inc                    COM              855030102     1930    57239 SH       SOLE                                      57239
Starbucks Corp                 COM              855244109     1799    28847 SH       SOLE                                      28847
Stericycle Inc                 COM              858912108      332     7235 SH       SOLE                                       7235
Stryker Corp                   COM              863667101     2630    54501 SH       SOLE                                      54501
SunTrust Banks Inc             COM              867914103     1396    18900 SH       SOLE                                      18900
Sysco Corp                     COM              871829107     2682    70277 SH       SOLE                                      70277
United Technologies            COM              913017109      882     8536 SH       SOLE                                       8536
Valspar Corp                   COM              920355104     2512    50235 SH       SOLE                                      50235
Varian Med Systems             COM              92220P105      635    14691 SH       SOLE                                      14691
Vornado Realty Trust           COM              929042109      341     4481 SH       SOLE                                       4481
WGL Holdings Inc.              COM              92924f106      300     9726 SH       SOLE                                       9726
Wal-Mart Stores                COM              931142103      748    14168 SH       SOLE                                      14168
Walgreen Co                    COM              931422109     2458    64061 SH       SOLE                                      64061
Washington REIT                COM              939653101      402    11870 SH       SOLE                                      11870
Weingarten Rlty Inv            COM              948741103      742    18506 SH       SOLE                                      18506
Whole Foods Market             COM              966837106     1798    18855 SH       SOLE                                      18855
Wrigley (Wm) Jr.               COM              982526105     1477    21347 SH       SOLE                                      21347
Zimmer Holdings Inc            COM              98956P102      360     4491 SH       SOLE                                       4491
Dodge & Cox Stock                               256219106      325 2492.969 SH       SOLE                                   2492.969